Summary of Significant Accounting Policies - Schedule of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill, Beginning balance	$ 126,145
Foreign currency translation adjustment	3,112
Goodwill, Ending balance	139,983
ETTI [Member]
Goodwill [Line Items]
Additional goodwill from ETTI acquisition	10,726
Natural Gas Operations [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	10,095
Foreign currency translation adjustment	0
Goodwill, Ending balance	10,095
Natural Gas Operations [Member] | ETTI [Member]
Goodwill [Line Items]
Additional goodwill from ETTI acquisition	0
Construction Services [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	116,050
Foreign currency translation adjustment	3,112
Goodwill, Ending balance	129,888
Construction Services [Member] | ETTI [Member]
Goodwill [Line Items]
Additional goodwill from ETTI acquisition	$ 10,726